Transamerica Mid Cap Growth Average Annual Total Returns - Retail Class [Member]			12 Months Ended	55 Months Ended		60 Months Ended	104 Months Ended	106 Months Ended		120 Months Ended	140 Months Ended
	Oct. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15% [1]	11.55%		13.15% [1]	14.28%	14.09%		14.29%
Performance Inception Date	Apr. 21, 2017	[3]		May 28, 2021				Mar. 10, 2017
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.66%			6.65%			12.66%
Performance Inception Date	Mar. 10, 2017
A
Prospectus [Line Items]
Average Annual Return, Percent			1.21%			2.14%			7.55%
Performance Inception Date	Mar. 10, 2017
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.92%)			(1.28%)			4.12%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.15%			0.91%			5.02%
C
Prospectus [Line Items]
Average Annual Return, Percent			5.52%			2.80%			7.60%
Performance Inception Date	Mar. 10, 2017
I
Prospectus [Line Items]
Average Annual Return, Percent			7.53%			3.71%			8.61%
Performance Inception Date	Mar. 10, 2017
I2
Prospectus [Line Items]
Average Annual Return, Percent			7.50%			3.75%			8.64%
Performance Inception Date	Mar. 10, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			7.49%		3.67%
Performance Inception Date	May 28, 2021

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.